Small Cap Index Trust Investment Objectives and Goals - Small Cap Index Trust	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Small Cap Index Trust
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Seeks to approximate the aggregate total return of a small cap U.S. domestic equity market index.